Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Fixed Assets, Net
Schedule of vessels' cost, accumulated depreciation and changes thereto

           Vessels' cost, accumulated depreciation and changes thereto were as follows (in thousands):

	Vessel Cost	Accumulated Depreciation	Net Book Value
As of January 1, 2013	$4,576,106	$(589,968)	$3,986,138
Additions	46,839	(137,414)	(90,575)
Disposals	(172,226)	119,280	(52,946)

As of December 31, 2013	$4,450,719	$(608,102)	$3,842,617

Additions	39,165	(137,061)	(97,896)
Disposals	(120,376)	75,769	(44,607)
Impairment Loss	(75,776)	—	(75,776)

As of December 31, 2014	$4,293,732	$(669,394)	$3,624,338

i.	On February 13, 2013, the Company sold the Independence. The gross sale consideration was $7.0 million. The Independence was 26 years old.
ii.	On February 28, 2013, the Company sold the Henry. The gross sale consideration was $6.1 million. The Henry was 27 years old.
iii.	On March 25, 2013, the Company sold the Pride. The gross sale consideration was $6.5 million. The Pride was 25 years old.
iv.	On May 14, 2013, the Company sold the Honour. The gross sale consideration was $9.1 million. The Honour was 24 years old.
v.	On May 14, 2013, the Company acquired a 2,452 TEU containership, the Amalia C, built in 1998 for a contract price of $6.6 million.
vi.	On June 13, 2013, the Company sold the Elbe. The gross sale consideration was $5.6 million. The Elbe was 22 years old.
vii.	On June 25, 2013, the Company acquired a 2,602 TEU containership, the Niledutch Zebra (renamed to MSC Zebra), built in 2001 for a contract price of $10.1 million.
viii.	On October 3, 2013, the Company sold the Hope. The gross sale consideration was $8.0 million. The Hope was 24 years old.
ix.	On October 22, 2013, the Company sold the Kalamata. The gross sale consideration was $5.6 million. The Kalamata was 23 years old.
x.	On October 25, 2013, the Company sold the Lotus. The gross sale consideration was $6.8 million. The Lotus was 25 years old.
xi.	On November 12, 2013, the Company sold the Komodo. The gross sale consideration was $5.8 million. The Komodo was 23 years old.
xii.	On November 13, 2013, the Company acquired a 2,524 TEU containership, the Danae C (renamed to Niledutch Palanca), built in 2001 for a contract price of $11.9 million.
xiii.	On November 21, 2013, the Company acquired a 3,430 TEU containership, the Dimitris C, built in 2001 for a contract price of $14.9 million.
xiv.	On February 26, 2014, the Company sold and delivered the Marathonas. The gross sale consideration was $11.5 million. The Marathonas was 23 years old. Refer to Note 19, Sale of Vessels.
xv.	On April 25, 2014, the Company sold and delivered the Commodore. The gross sale consideration was $11.1 million. The Commodore was 22 years old. Refer to Note 19, Sale of Vessels.
xvi.	On May 15, 2014, the Company sold and delivered the Duka. The gross sale consideration was $11.0 million. The Duka was 22 years old. Refer to Note 19, Sale of Vessels.
xvii.	On May 15, 2014, the Company sold and delivered the Mytilini. The gross sale consideration was $12.0 million. The Mytilini was 23 years old. Refer to Note 19, Sale of Vessels.
xviii.	On May 20, 2014, the Company sold and delivered the Messologi. The gross sale consideration was $12.1 million. The Messologi was 23 years old. Refer to Note 19, Sale of Vessels.

xix.	On November 5, 2014, the Company acquired a 6,402 TEU containership, the MOL Performance, built in 2002 for a contract price of $18.25 million.

xx.	On November 5, 2014, the Company acquired a 6,402 TEU containership, the MOL Priority, built in 2002 for a contract price of $18.25 million.